Investment properties	12 Months Ended
Jun. 30, 2019
Investment properties
Investment properties

14 Investment properties

£’000
At 1 July 2017
Cost	19,769
Accumulated depreciation and impairment	(5,803)
Net book amount	13,966
Year ended 30 June 2018
Opening net book amount	13,966
Depreciation charge	(130)
Closing net book amount	13,836
At 30 June 2018
Cost	19,769
Accumulated depreciation and impairment	(5,933)
Net book amount	13,836
Year ended 30 June 2019
Opening net book amount	13,836
Additions	12,424
Depreciation charge	(157)
Impairment charge	(1,124)
Closing net book amount	24,979
At 30 June 2019
Cost	32,193
Accumulated depreciation and impairment	(7,214)
Net book amount	24,979

(i)	Other amounts recognized in profit or loss for investment properties

	2019	2018	2017
	£’000	£’000	£’000
Rental revenue	1,749	1,371	1,260
Direct operating expenses from properties, all of which generated rental revenue	416	182	679

The future minimum rentals receivable under non-cancellable operating leases are disclosed in note 29.2.

(ii)	Carrying value of investment properties

Investment properties are held for long-term rental yields or for capital appreciation or both, and are not occupied by the Group. Investment properties are initially measured at cost (comprising the purchase price, after deducting discounts and rebates, and any directly attributable costs) and are subsequently carried at cost less accumulated depreciation and any provision for impairment. Investment properties are depreciated using the straight-line method over 50 years. Investment properties were externally valued as of 30 June 2019 in accordance with the Royal Institution of Chartered Surveyors (“RICS”) Valuation—Professional Standards, January 2014. The fair value of investment properties as of 30 June 2019 was £27,633,000 (2018: £16,450,000). The external valuation was carried out on the basis of Market Value, as defined in the RICS Valuation—Professional Standards, January 2014. Fair value of investment properties is determined using inputs that are not based on observable market data, consequently the asset is categorized as Level 3 (see note 27.4).

(iii)Contractual commitments

The Group had no material contractual commitments to purchase, construct or develop investment properties or for repairs, maintenance or enhancements (2018: not material).